Financial instruments - Narrative (Detail) $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 07, 2024 USD ($)	Aug. 07, 2024 BRL (R$)	Nov. 01, 2023 USD ($)	Apr. 12, 2023 USD ($)	Jul. 01, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Contingent consideration recognised as of acquisition date	$ 121,238	$ 42,853				$ 29,122
Profit (loss) before tax	85,993	117,999	$ 102,453
PBPE Fund IV
Disclosure of detailed information about financial instruments [line items]
Management fees receivable	65,600	86,700
Performance fees
Disclosure of detailed information about financial instruments [line items]
Management fees receivable	59,700
VBI [Member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration recognised as of acquisition date	0	11,053		$ 10,100	R$ 56.8			$ 8,355
Kamaroopin [Member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration recognised as of acquisition date	0	$ 7,148					$ 4,707
Kamaroopin [Member] | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Contingent consideration, maximum earnout amount	4,000
Contingent consideration recognised as of acquisition date	4,700
Kamaroopin [Member] | Top of range
Disclosure of detailed information about financial instruments [line items]
Contingent consideration, maximum earnout amount	10,100
Contingent consideration recognised as of acquisition date	7,200
GPMS [Member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration recognised as of acquisition date	24,100
Nexus [Member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration recognised as of acquisition date	$ 6,400